Expenses by Nature	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Expenses by Nature

Note 26 – Expenses by Nature

The following expenses are included in cost of sales; selling, general and administrative expenses; and gross research and product development expenses.

Year ended December 31,	2018	2017
		Restated (Note 5)
Raw materials and consumables used	$23,162	$32,818
Employee benefits (note 27)	17,857	18,497
Facilities	2,942	2,683
Professional services	1,311	1,220
Depreciation and amortization (note 13, 14)	706	672
Shareholder and other corporate communications	395	479
Insurance	502	504
Marketing	581	499
Other	1,351	1,503
Total	$48,807	$58,875